Summary of Significant Accounting Policies (Details 2) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Potentially dilutive securities	2,458,502	8,425,824
Option [Member]
Potentially dilutive securities	2,325,168	8,425,824
Warrant [Member]
Potentially dilutive securities	133,334	133,334